Net Loss Per Share - Schedule of Basic and Diluted Loss Per Share (Details) - USD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Numerator:
Net loss attributable to Aptorum Group Limited		$ (4,267,806)	$ (2,824,647)	$ (9,799,560)
Weighted average shares outstanding(1)
–Basic	[1]	5,453,103	4,521,133	3,569,484
–Diluted	[1]	5,453,103	4,521,133	3,569,484
Net loss per share attributable to Aptorum Group Limited(1)
–Basic	[1]	$ (0.78)	$ (0.62)	$ (2.75)
–Diluted	[1]	$ (0.78)	$ (0.62)	$ (2.75)

[1]	All per share amounts and shares outstanding for all periods have been retroactively restated to reflect APTORUM GROUP LIMITED’s 1 for 10 reverse stock split, which was effective on January 23, 2023.